Meridian Enhanced Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
Common Stocks - 119.7%
Communication Services - 15.7%
Diversified Telecommunication Services - 1.0%
Starry, Inc. Acquisition Date: 3/28/22, Cost $1,250,003[1,2]	166,667	$248,334
Verizon Communications, Inc.	5,892	223,719
		472,053
Entertainment - 6.7%
Live Nation Entertainment, Inc.[2]	26,300	1,999,852
Madison Square Garden Entertainment Corp.[2,3]	7,855	346,327
Walt Disney Co. (The)[2]	9,050	853,686
		3,199,865
Interactive Media & Services - 4.3%
Alphabet, Inc. Class C2,4	6,300	605,745
IAC, Inc.[2]	4,170	230,935
Pinterest, Inc. Class A2,4	50,700	1,181,310
		2,017,990
Media - 3.7%
Boston Omaha Corp. Class A2	9,070	208,973
Liberty Broadband Corp. Class C2	7,553	557,411
Liberty Media Corp.-Liberty SiriusXM Class A2,3	12,951	493,045
Liberty Media Corp.-Liberty SiriusXM Class C2	799	30,130
Paramount Global Class B4	24,400	464,576
		1,754,135
Total Communication Services		7,444,043
Consumer Discretionary - 15.6%
Automobiles - 0.3%
Rivian Automotive, Inc. Class A2	4,170	137,235
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A2	9,800	1,029,392
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.[2,4]	7,100	802,300
Multiline Retail - 0.8%
Target Corp.	2,538	376,614
Specialty Retail - 6.7%
Advance Auto Parts, Inc.	1,640	256,397
Home Depot, Inc. (The)	1,148	316,779
Lowe's Cos., Inc.	2,433	456,942
Sally Beauty Holdings, Inc.[2,4]	170,000	2,142,000
		3,172,118
Textiles, Apparel & Luxury Goods - 3.9%
Hanesbrands, Inc.	33,000	229,680
Levi Strauss & Co. Class A4	89,000	1,287,830
	Shares	Value
NIKE, Inc. Class B4	4,197	$348,855
		1,866,365
Total Consumer Discretionary		7,384,024
Consumer Staples - 18.5%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.[4]	868	409,930
Food Products - 13.5%
Dole Plc[4]	143,100	1,044,630
Lamb Weston Holdings, Inc.[4]	58,500	4,526,730
TreeHouse Foods, Inc.[2,4]	19,400	822,948
		6,394,308
Personal Products - 4.1%
Coty, Inc. Class A2,4	308,000	1,946,560
Total Consumer Staples		8,750,798
Financials - 11.6%
Banks - 9.9%
Citigroup, Inc.[4]	24,200	1,008,414
JPMorgan Chase & Co.	4,000	418,000
U.S. Bancorp	17,777	716,769
Wells Fargo & Co.[4]	63,200	2,541,904
		4,685,087
Capital Markets - 1.7%
Intercontinental Exchange, Inc.[4]	6,664	602,092
S&P Global, Inc.	690	210,692
		812,784
Total Financials		5,497,871
Health Care - 2.7%
Health Care Equipment & Supplies - 2.1%
Alcon, Inc. (Switzerland)[4]	17,500	1,018,150
Pharmaceuticals - 0.6%
Johnson & Johnson	1,775	289,964
Total Health Care		1,308,114
Industrials - 14.4%
Aerospace & Defense - 3.8%
Boeing Co. (The)[2]	1,900	230,052
Maxar Technologies, Inc.[4]	78,400	1,467,648
Rocket Lab U.S.A., Inc.[2]	21,593	87,884
		1,785,584
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A2	30,819	221,589
Construction & Engineering - 2.1%
WillScot Mobile Mini Holdings Corp.[2,4]	24,400	984,052
Industrial Conglomerates - 0.7%
General Electric Co.[4]	5,751	356,044

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
Professional Services - 7.3%
Alight, Inc. Class A2	33,940	$248,780
CACI International, Inc. Class A2	900	234,954
CoStar Group, Inc.[2,4]	39,600	2,758,140
Dun & Bradstreet Holdings, Inc.	18,097	224,222
		3,466,096
Total Industrials		6,813,365
Information Technology - 32.2%
IT Services - 3.3%
PayPal Holdings, Inc.[2]	1,667	143,479
Twilio, Inc. Class A2,4	9,700	670,658
Visa, Inc. Class A4	4,294	762,829
		1,576,966
Semiconductors & Semiconductor Equipment - 12.3%
Allegro MicroSystems, Inc. (Japan)[2]	11,599	253,438
GLOBALFOUNDRIES, Inc.[2,4]	10,106	488,625
NVIDIA Corp.[4]	2,353	285,631
ON Semiconductor Corp.[2,4]	64,400	4,014,052
QUALCOMM, Inc.[4]	6,800	768,264
		5,810,010
Software - 14.8%
Alkami Technology, Inc.[2]	17,923	269,741
Microsoft Corp.[4]	3,849	896,432
Monday.com Ltd.[2,4]	9,900	1,122,066
N-able, Inc.[2]	33,634	310,442
Salesforce, Inc.[2,4]	3,229	464,459
ServiceNow, Inc.[2,4]	900	339,849
Splunk, Inc.[2,4]	11,800	887,360
Workday, Inc. Class A2,4	6,300	958,986
Zoom Video Communications, Inc. Class A2,4	24,300	1,788,237
		7,037,572
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.[4]	6,155	850,621
Total Information Technology		15,275,169
Materials - 1.2%
Chemicals - 1.2%
Huntsman Corp.[4]	23,000	564,420
Total Materials		564,420
Real Estate - 6.3%
Equity Real Estate Investment Trusts (REITS) - 2.5%
Alexandria Real Estate Equities, Inc.	2,549	357,344
American Tower Corp.	1,721	369,499
Equinix, Inc.	772	439,144
		1,165,987
Real Estate Management & Development - 3.8%
DigitalBridge Group, Inc.	146,000	1,826,460
Total Real Estate		2,992,447
	Shares	Value
Utilities - 1.5%
Independent Power & Renewable Electricity Producers - 1.5%
Vistra Corp.[4]	33,609	$705,789
Total Utilities		705,789
Total Common Stocks - 119.7% (Cost $62,617,318)		56,736,040
Warrants - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Executive Network Partnering Corp. Class A, Strike Price $11.50, Expires 9/25/28[2]	4,325	4,023
Tishman Speyer Innovation Corp. II Class A, Strike Price $11.50, Expires 12/31/27[2]	6,000	262
Total Financials		4,285
Total Warrants - 0.0% (Cost $8,660)		4,285
	Shares/ Principal Amount
Short-Term Investments - 0.0%[5]
Repurchase Agreements - 0.0%
JP Morgan Securities LLC, dated 9/30/22, due 10/3/22, 3.15% total to be received $686 (collateralized by various U.S. Treasury Obligations, 0.25% - 3.88%, 9/30/23 - 9/30/29, totaling $700) (Cost $686)	$686	686
Total Short-Term Investments - 0.0% (Cost $686)		686
Total Investments - 119.7% (Cost $62,626,664)		56,741,011
Liabilities in Excess of Other Assets - (19.7)%		(9,340,700)
Net Assets - 100.0%		$47,400,311

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Value
Call Options Written - (27.4)%
Total Call Options Written - (27.4)% (Premium received $(16,016,357))	$(12,972,005)
Plc—Public Limited Company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $248,334 and represents 0.52% of net assets.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at September 30, 2022. Total value of such securities at period-end amounts to $839,372 and represents 1.77% of net assets.
[4]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
CoStar Group, Inc.	45.00	10/21/22	198	$1,379,070	$(325,256)	$(493,020)
CoStar Group, Inc.	50.00	10/21/22	198	1,379,070	(224,303)	(394,020)
GLOBALFOUNDRIES, Inc.	70.00	10/21/22	20	96,700	(5,454)	(160)
NIKE, Inc. Class B	125.00	10/21/22	9	74,808	(1,388)	(18)
Alcon, Inc. (Switzerland)	60.00	11/18/22	78	453,804	(81,438)	(21,060)
Amazon.com, Inc.	150.00	11/18/22	21	237,300	(9,328)	(924)
Apple, Inc.	185.00	11/18/22	18	248,760	(5,080)	(270)
Costco Wholesale Corp.	600.00	11/18/22	2	94,454	(1,638)	(60)
Microsoft Corp.	305.00	11/18/22	12	279,480	(4,851)	(360)
NVIDIA Corp.	125.00	11/18/22	8	97,112	(46,633)	(7,840)
Salesforce, Inc.	195.00	11/18/22	13	186,992	(4,800)	(325)
Visa, Inc. Class A	230.00	11/18/22	13	230,945	(3,851)	(260)
Vistra Corp.	27.00	11/18/22	138	289,800	(13,002)	(3,450)
Dole Plc	10.00	12/16/22	1,431	1,044,630	(588,605)	(14,310)
Intercontinental Exchange, Inc.	115.00	12/16/22	20	180,700	(5,084)	(4,700)
Monday.com Ltd.	90.00	12/16/22	99	1,122,066	(609,402)	(331,650)
NVIDIA Corp.	110.00	12/16/22	8	97,112	(56,793)	(19,040)
TreeHouse Foods, Inc.	30.00	12/16/22	194	822,948	(180,309)	(296,820)
Coty, Inc. Class A	7.00	1/20/23	3,080	1,946,560	(1,383,614)	(163,240)
General Electric Co.	7.00	1/20/23	415	2,569,265	(221,017)	(55,610)
Huntsman Corp.	27.00	1/20/23	230	564,420	(170,964)	(29,900)
ON Semiconductor Corp.	32.00	1/20/23	644	4,014,052	(937,436)	(2,047,920)
Paramount Global Class B	37.00	1/20/23	244	464,576	(419,081)	(1,464)
Pinterest, Inc. Class A	10.00	1/20/23	200	466,000	(173,896)	(277,000)
QUALCOMM, Inc.	160.00	1/20/23	68	768,264	(290,952)	(5,712)
Wells Fargo & Co.	42.50	1/20/23	246	989,412	(223,606)	(61,992)
Wells Fargo & Co.	27.50	1/20/23	386	1,552,492	(328,404)	(519,170)
WillScot Mobile Mini Holdings Corp.	30.00	1/20/23	244	984,052	(194,483)	(314,760)
Alcon, Inc. (Switzerland)	62.50	2/17/23	97	564,346	(94,769)	(34,920)
Alphabet, Inc. Class C	90.00	6/16/23	63	605,745	(167,291)	(119,070)
Citigroup, Inc.	40.00	6/16/23	242	1,008,414	(301,331)	(146,410)
Pinterest, Inc. Class A	10.00	6/16/23	107	249,310	(144,231)	(153,010)
Workday, Inc. Class A	120.00	6/16/23	63	958,986	(330,178)	(285,390)
DigitalBridge Group, Inc.	10.00	10/20/23	1,460	1,826,460	(627,290)	(715,400)
Airbnb, Inc. Class A	65.00	1/19/24	98	1,029,392	(515,960)	(500,290)
Lamb Weston Holdings, Inc.	45.00	1/19/24	585	4,526,730	(994,441)	(2,205,450)
Levi Strauss & Co. Class A	20.00	1/19/24	890	1,287,830	(612,832)	(120,150)
Live Nation Entertainment, Inc.	50.00	1/19/24	263	1,999,852	(865,997)	(909,980)
Maxar Technologies, Inc.	17.50	1/19/24	784	1,467,648	(974,505)	(501,760)
Pinterest, Inc. Class A	10.00	1/19/24	200	466,000	(190,320)	(299,000)
Sally Beauty Holdings, Inc.	12.50	1/19/24	1,700	2,142,000	(1,342,714)	(833,000)
ServiceNow, Inc.	300.00	1/19/24	9	339,849	(163,866)	(121,860)
Splunk, Inc.	90.00	1/19/24	118	887,360	(440,686)	(166,380)
Twilio, Inc. Class A	70.00	1/19/24	97	670,658	(485,616)	(222,615)

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Zoom Video Communications, Inc. Class A	70.00	1/19/24	243	$1,788,237	$(1,253,662)	$(572,265)
				Total	$(16,016,357)	$(12,972,005)

Meridian Funds	5	www.arrowmarkpartners.com/meridian/